WARRANTS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shares
Warrants outstanding - beginning of year	6,711,733	6,188,400
Warrants exercised
Warrants granted	2,028,137	523,333
Warrants expired
Warrants outstanding - end of period	8,739,870	6,711,733
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.35	$ 0.35
Warrants exercised
Warrants granted	$ 0.19	$ 0.45
Warrants expired
Warrants outstanding - end of period	$ 0.32	$ 0.35